Employee Benefits - Schedule of Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits [Abstract]
Salaries	$ 2,022,122	$ 2,388,362	$ 2,948,075
Pension costs	210,643	191,942	278,802
Other social benefits	304,713	326,937	307,871
Share based payments costs	532,081	422,275	358,952
Other personnel expenditures	19,873	11,129	2,119
Recharged to related party	(661,308)
Total employee benefits	2,428,124	3,340,645	3,895,819
Employee benefits attributable to continuing operations	2,428,124	2,497,446	2,169,043
Employee benefits attributable to discontinued operations		$ 843,199	$ 1,726,776